Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	The Company’s accounts payable and accrued liabilities are comprised of the following:
	June 30, 2024	December 31, 2023
	($)	($)
Accounts payable	12,655	82,579
Due to related parties (Note 10 and Note12)	—	177,500
Accrued liabilities	10,951	26,348
	23,606	286,427
The Company’s accounts payable and accrued liabilities are comprised of the following:
	December 31, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	82,579	138,276
Due to related parties (Note 12 and Note 14)	177,500	304,623
Accrued liabilities (Note 12)	26,348	79,113
	286,427	522,012